Inventories	12 Months Ended
Dec. 31, 2017
Inventories
Inventories

17. Inventories

EURm	2017	2016
Raw materials, supplies and other	271	268
Work in progress	1 166	1 159
Finished goods	1 209	1 079
Total	2 646	2 506

The cost of inventories recognized as an expense during the year and included in the cost of sales is EUR 7 803 million (EUR 7 636 million in 2016 and EUR 3 132 million in 2015).

Movements in allowances for excess and obsolete inventory for the years ended December 31:

EURm	2017	2016	2015
As of January 1	456	195	204
Charged to income statement	100	354	71
Deductions(1)	(124)	(93)	(80)
As of December 31	432	456	195

(1)	Deductions include utilization and releases of allowances.